CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (406,607)	$ (277,668)
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	706,896	752,251
Deferred taxes	(26,121)	32,268
Stock compensation for advisory services	0	131,250
Change in fair value of derivative liability	647,632	(151,899)
Loss (gain) on extinguishment of debt	(202,588)	45,958
Non-cash interest	253,863	500,675
Gain on disposal of property and equipment	(9,724)	(51,369)
Changes in operating assets and liabilities:
Accounts receivable - non-related parties	(1,288,243)	262,427
Accounts receivable - related parties	383,031	332,483
Inventory	(1,791,686)	17,664
Advances to suppliers - non-related parties	(181,710)	(417,459)
Advances to suppliers - related parties	(40,401)	(96,541)
Prepaid expenses and other current assets	(590,529)	(59,004)
Accounts payable	1,958,294	(15,600)
Advance from customers	273,770	(68,248)
Accrued expenses and other current liabilities	(263,950)	(709)
Net cash provided by (used in) operating activities	(578,073)	936,479
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(203,308)	(193,697)
Acquisition of intangible assets	(2,353)	0
Proceeds received from sale of equipment	15,687	244,189
Net cash provided by (used in) investing activities	(189,974)	50,492
CASH FLOWS FROM FINANCING ACTIVITIES
Notes receivable	58,322	(9,156)
Proceeds from bank loans	(2,034,735)	2,760,036
Repayment of bank loans	770,355	(3,271,381)
Proceeds from issuance of convertible notes payable	0	722,190
Proceeds from issuance of promissory notes	508,918	0
Proceeds from issuance of common stock for private placement	538,000	0
Repayment of convertible notes payable	(537,922)	(46,374)
Proceeds from (repayment of) loans from related parties	735,619	(345,816)
Net cash provided by (used in) financing activities	38,557	(190,501)
Effect of exchange rate changes on cash	175,936	(20,712)
Net increase (decrease) in cash and cash equivalents	(553,554)	775,758
Cash and cash equivalents, beginning of year	1,285,373	509,615
Cash and cash equivalents, end of year	731,819	1,285,373
Supplemental disclosure of cash flow information
Cash paid for income tax	14,483	170,543
Cash paid for interests	66,820	140,330
Non-cash investing and financing activities
Issuance of common stock for conversion of convertible notes	847,144	135,345
Issuance of 1,500,000 shares of common stock for exercise of warrants	67,028	0
Issuance of 3,026,164 shares of common stock as commitment shares for promissory note	155,213	0
Issuance of common stock for advisory services	$ 0	$ 131,250